Advances for Vessel Acquistion and Vessel under Construction	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
Advances For Assets Acquisition And Assets Under Construction

6. Advances for Vessel Acquisition and Vessels under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2012	$122,307
Advances paid, including capitalized expenses and interest	136,902
Asset purchase cancellation	(32,412)
Transferred to vessel cost	(186,895)
Balance, December 31, 2012	$39,902
Advances paid, including capitalized expenses and interest	118,990
Transferred to vessel cost	(82,593)
Balance, December 31, 2013	$76,299

Advances paid for vessel acquisitions and vessels under construction comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest and certain capitalized expenses. During 2012 and 2013 such payments were made for the following vessels:

•        During the year ended December 31, 2012: Venus Horizon, Efrossini, Pedhoulas Builder, Pedhoulas Fighter, Pedhoulas Farmer, Koulitsa, Paraskevi, Hull J0131, Zoe (Hull 814), Lake Despina (Hull 8126), Kypros Land (Hull 1659), Hull 1660, Hull 1685 - (ex H 2396) and Hull 1686 - (ex H 2397); and

•        During the year ended December 31, 2013: Paraskevi, Pedhoulas Commander, Xenia, Zoe (Hull 814), Lake Despina (Hull 8126), Kypros Land (Hull 1659), Hull 1660, Hull 821, Hull 822, Hull 827, Hull 828, Hull 1685, Hull 1686 and Hull1689.

Transfers to vessel cost relate to the delivery to the Company from the respective shipyard or third-party seller of the following vessels:

         During the year ended December 31,2012: Efrossini, Venus Horizon, Pedhoulas Builder, Pedhoulas Fighter, Pedhoulas Farmer and Koulitsa; and

         During the year ended December 31, 2013: Paraskevi, Pedhoulas Commander, Zoe, and Xenia.

Asset purchase cancellation relates to the cancellation of the acquisition of Hull J0131, under the Shipyard Agreement, during the year ended December 31, 2012, discussed in Note 4.